INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 8.   INCOME TAXES

Through December 31, 2013 and 2012, the Company generated U.S. federal and state net operating loss carryovers for tax purposes of approximately $1,162,262 and $441,016, respectively. The net operating loss carryover may be used to reduce taxable income through the year 2033. Section 382 of the Internal Revenue Code imposes certain limitations on the utilization of net operating loss carryovers and other tax attributes after a change in control. If the Company has a change in ownership, such change could significantly limit the possible utilization of such carryovers.

The income tax provision (benefit) consists of the following:

	December 31, 2013	December 31, 2012
Current tax expense:
Federal	$-	$-
State	-	-
Total current tax expense	-	-
Deferred tax expense:
Federal	(259,878)	(97,333)
State	(77,428)	(28,999)
Total deferred tax expense	(337,306)	(126,332)
Total income tax expense	(337,306)	(126,332)
Valuation allowance	337,306	126,332
Provision for income tax	$-	$-

A reconciliation of the federal statutory rate and the Company’s effective tax rate are as follows:

	December 31, 2013	December 31, 2012
Federal statutory rate	(34.00)%	(34.00)%
State and local taxes, net of federal effect	(10.13)	(10.13)
Total federal, state and local tax rate, net	(44.13)	(44.13)
Valuation allowance	44.13	44.13
Effective income tax rate	0.00%	0.00%

The Company assesses the likelihood that deferred tax assets will be realized. The Company contributed amortizable intangible assets with a tax basis in excess of book basis at inception. The tax basis exceeds the book basis by approximately $126,000. The Company assesses the likelihood that deferred tax assets will be realized. To the extent that realization is not likely, a valuation allowance is established. Based upon the Company’s history of losses since inception, management believes that it is more likely than not that future benefits of deferred tax assets will not be realized and as a result, a full valuation allowance has been established. The tax effects of temporary differences that give rise to deferred tax assets are presented below:

	December 31, 2013	December 31, 2012

Net operating loss carry forwards	$512,465	$273,239
Depreciation and amortization	55,491	43,022
Accrued Wages	85,612	-
Deferred tax asset	653,568	316,261
Valuation allowance	(653,568)	(316,261)
Net deferred taxes	$-	$-